UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6001
Oppenheimer Global Opportunities Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)    (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.
March 31, 2010 Oppenheimer Management Global Commentaries and Opportunities Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings
Nektar Therapeutics	9.4%
Advanced Micro Devices, Inc.	8.3
Rambus, Inc.	4.0
Sotheby’s	3.1
ARM Holdings plc	2.5
Cepheid, Inc.	2.3
Autonomy Corp. plc	2.2
Electrocomponents plc	1.9
Nestle SA	1.5
Rigel Pharmaceuticals, Inc.	1.3
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

Top Ten Geographical Holdings
United States	64.6%
United Kingdom	12.5
Japan	9.0
Germany	4.7
France	4.2
Switzerland	2.3
Denmark	1.1
Canada	0.7
Finland	0.6
Sweden	0.2
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.
9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.
10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual
Class A	$1,000.00	$1,150.90	$6.51
Class B	1,000.00	1,145.60	11.29
Class C	1,000.00	1,146.40	10.59
Class N	1,000.00	1,148.70	8.39
Class Y	1,000.00	1,153.10	4.63

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.90	6.11
Class B	1,000.00	1,014.46	10.60
Class C	1,000.00	1,015.11	9.95
Class N	1,000.00	1,017.15	7.88
Class Y	1,000.00	1,020.64	4.34
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.21%
Class B	2.10
Class C	1.97
Class N	1.56
Class Y	0.86
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

	Shares	Value

Common Stocks—83.7%
Consumer Discretionary—11.2%
Diversified Consumer Services—3.1%
Sotheby’s	3,000,000	$93,270,000
Hotels, Restaurants & Leisure—2.1%
InterContinental Hotels Group plc	2,000,000	31,321,133
JD Wetherspoon plc	4,000,000	30,683,784

		62,004,917

Household Durables—1.3%
iRobot Corp.[1,2]	2,500,000	37,900,000
Internet & Catalog Retail—1.2%
Amazon.com, Inc.[2]	100,000	13,573,000
ASOS plc[2]	3,000,000	23,559,137

		37,132,137

Media—1.8%
Cinemark Holdings, Inc.	900,000	16,506,000
Regal Entertainment Group	900,000	15,813,000
Wiley (John) & Sons, Inc., Cl. A	500,000	21,640,000

		53,959,000

Specialty Retail—1.2%
Fast Retailing Co. Ltd.	180,000	31,286,769
Hennes & Mauritz AB, Cl. B	100,000	6,469,553

		37,756,322

Textiles, Apparel & Luxury Goods—0.5%
Bijou Brigitte Modische Accessories AG	80,000	14,560,091
Consumer Staples—5.1%
Beverages—0.7%
Asahi Breweries Ltd.	1,100,000	20,625,735
Food Products—3.6%
Campbell Soup Co.	600,000	21,210,000
Nestle SA	900,000	46,092,564
Sara Lee Corp.	2,000,000	27,860,000
Thorntons plc[1]	6,874,640	12,205,725

		107,368,289

Household Products—0.8%
Procter & Gamble Co. (The)	400,000	25,308,000
Energy—0.2%
Oil, Gas & Consumable Fuels—0.2%
Salamander Energy plc[2]	1,819,293	7,310,522
Financials—3.9%
Capital Markets—1.3%
AllianceBernstein
Holding LP	781,221	23,952,236
IP Group plc[1,2]	24,120,750	15,373,327

		39,325,563

Consumer Finance—0.3%
Discover Financial Services	500,000	7,450,000
Insurance—0.5%
Muenchener Rueckversicherungs-Gesellschaft AG	100,000	16,248,413
Real Estate Investment Trusts—1.0%
Essex Property Trust, Inc.	100,000	8,995,000
Unibail-Rodamco	100,000	20,259,867

		29,254,867

Real Estate Management & Development—0.8%
Mitsubishi Estate Co. Ltd.	1,500,000	24,548,080
Health Care—22.2%
Biotechnology—6.9%
Alnylam Pharmaceuticals, Inc.[2]	1,500,000	25,530,000
Arena Pharmaceuticals, Inc.[1,2]	7,000,000	21,700,000
Biotest AG	23,902	1,227,326
Cepheid, Inc.[1,2]	4,000,000	69,920,000
Isis Pharmaceuticals, Inc.[2]	3,000,000	32,760,000
Rigel Pharmaceuticals, Inc.[1,2]	5,000,000	39,850,000
Telik, Inc.[1,2]	10,463,730	8,682,803
F1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Biotechnology Continued
Vermillion, Inc.[2]	88,709	$2,550,384
Vermillion, Inc., Legend Shares[2]	173,740	3,975,171

		206,195,684

Health Care Equipment & Supplies—2.1%
Carl Zeiss Meditec AG	2,000,000	31,875,523
Intuitive Surgical, Inc.[2]	90,000	31,331,700

		63,207,223

Health Care Providers & Services—0.6%
VCA Antech, Inc.[2]	600,000	16,818,000
Life Sciences Tools & Services—3.3%
Bruker Corp.[2]	1,500,000	21,975,000
Illumina, Inc.[2]	900,000	35,010,000
Luminex Corp.[2]	1,200,000	20,196,000
MorphoSys AG2	1,000,000	22,549,231

		99,730,231

Pharmaceuticals—9.3%
Nektar Therapeutics[1,2]	18,469,454	280,920,395
Industrials—9.3%
Commercial Services & Supplies—0.9%
Secom Co. Ltd.	600,000	26,167,688
Construction & Engineering—0.4%
Bilfinger Berger AG	200,000	13,367,460
Electrical Equipment—5.1%
ABB Ltd.	1,000,000	21,841,806
American Superconductor Corp.[2]	1,200,000	34,680,000
Mitsubishi Electric Corp.	2,800,000	25,726,816
Nexans SA	400,000	34,096,005
Schneider Electric SA	173,529	20,353,411
Vacon OYJ	400,000	16,261,920

		152,959,958

Machinery—2.9%
Invensys plc	5,000,000	25,850,557
Krones AG	345,203	17,764,167
Kurita Water Industries Ltd.	800,000	22,633,437
NGK Insulators Ltd.	1,000,000	20,397,904

		86,646,065

Information Technology—24.8%
Computers & Peripherals—2.3%
Gemalto NV2	500,000	21,637,537
NCR Corp.[2]	2,000,000	27,600,000
Wincor Nixdorf AG	300,000	20,397,634

		69,635,171

Electronic Equipment & Instruments—2.7%
Electrocomponents plc	17,000,000	56,754,378
Nippon Electric Glass Co. Ltd.	1,700,000	23,819,870

		80,574,248

Semiconductors & Semiconductor
Equipment—15.8%
Advanced Micro Devices, Inc.[2]	27,000,000	250,290,000
ARM Holdings plc	21,000,000	75,405,864
Cree, Inc.[2]	400,000	28,088,000
Rambus, Inc.[2]	5,500,000	120,175,000

		473,958,864

Software—4.0%
Autonomy Corp. plc[2]	2,400,000	66,393,517
Blackboard, Inc.[2]	400,000	16,664,000
Parametric Technology Corp.[2]	1,000,000	18,050,000
Trend Micro, Inc.	600,000	20,922,024

		122,029,541

Materials—3.8%
Chemicals—2.7%
Kuraray Co. Ltd.	1,200,000	16,085,903
Nitto Denko Corp.	800,000	30,921,589
Novozymes AS, B Shares	300,000	33,201,495

		80,208,987
F2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Shares	Value

Metals & Mining—1.1%
Franco-Nevada Corp.	700,000	$18,781,076
Royal Gold, Inc.	300,000	13,863,000

		32,644,076

Telecommunication Services—0.1%
Wireless Telecommunication Services—0.1%
Advanced Info Service
Public Co. Ltd.	1,300,000	3,467,605
Utilities—3.1%
Electric Utilities—1.5%
American Electric
Power Co., Inc.	800,000	27,344,000
Pepco Holdings, Inc.	1,000,000	17,150,000

		44,494,000

Multi-Utilities—1.6%
National Grid plc	2,000,000	19,469,483
Suez Environnement SA	1,200,000	27,618,249

		47,087,732

Total Common Stocks (Cost $2,146,138,452)		2,514,134,864

	Principal
	Amount

Convertible Corporate Bonds and Notes—0.2%
Verenium Corp., 5.50% Cv. Sr. Unsec. Nts., 4/1/27 (Cost $7,329,932)	$9,037,000	4,416,834

	Shares

Investment Company—13.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[1,3] (Cost $409,397,976)	409,397,976	409,397,976
Total Investments, at Value (Cost $2,562,866,360)	97.5%	2,927,949,674
Other Assets Net of Liabilities	2.5	76,052,273

Net Assets	100.0%	$3,004,001,947

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2009	Additions	Reductions	March 31, 2010

Advanced Micro Devices, Inc.[a]	40,090,000	—	13,090,000	27,000,000
Arena Pharmaceuticals, Inc.	6,000,000	1,000,000	—	7,000,000
Cepheid, Inc.	4,000,000	—	—	4,000,000
IP Group plc	23,570,750	550,000	—	24,120,750
iRobot Corp.	2,500,000	—	—	2,500,000
Nektar Therapeutics	18,469,454	—	—	18,469,454
Oppenheimer Institutional Money Market Fund, Cl. E	140,258,681	963,414,973	694,275,678	409,397,976
Rigel Pharmaceuticals, Inc.	3,500,000	1,500,000	—	5,000,000
Telik, Inc.	10,463,730	—	—	10,463,730
Thorntons plc	6,874,640	—	—	6,874,640
F3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Realized
	Value		Income	Gain

Advanced Micro Devices, Inc.[a]	$—	[b]	$—	$37,792,071
Arena Pharmaceuticals, Inc.	21,700,000		—	—
Cepheid, Inc.	69,920,000		—	—
IP Group plc	15,373,327		—	—
iRobot Corp.	37,900,000		—	—
Nektar Therapeutics	280,920,395		—	—
Oppenheimer Institutional Money Market Fund, Cl. E	409,397,976		212,663	—
Rigel Pharmaceuticals, Inc.	39,850,000		—	—
Telik, Inc.	8,682,803		—	—
Thorntons plc	12,205,725		748,419	—

	$895,950,226		$961,082	$37,792,071

a.	No longer an affiliate as of March 31, 2010.

b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

2.	Non-income producing security.

3.	Rate shown is the 7-day yield as of March 31, 2010.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

		Level 2–
	Level 1–	Other	Level 3–
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$330,112,914	$6,469,553	$—	$336,582,467
Consumer Staples	153,302,024	—	—	153,302,024
Energy	7,310,522	—	—	7,310,522
Financials	116,826,923	—	—	116,826,923
Health Care	661,669,036	5,202,497	—	666,871,533
Industrials	252,973,483	26,167,688	—	279,141,171
Information Technology	646,972,090	99,225,734	—	746,197,824
Materials	65,845,571	47,007,492	—	112,853,063
F4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

		Level 2–
	Level 1–	Other	Level 3–
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Telecommunication Services	$3,467,605	$—	$—	$3,467,605
Utilities	91,581,732	—	—	91,581,732
Convertible Corporate Bonds and Notes	—	4,416,834	—	4,416,834
Investment Company	409,397,976	—	—	409,397,976

Total Investments, at Value	2,739,459,876	188,489,798	—	2,927,949,674

Other Financial Instruments:
Foreign currency exchange contracts	—	10,149,371	—	10,149,371

Total Assets	$2,739,459,876	$198,639,169	$—	$2,938,099,045

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(3,578,055)	$—	$(3,578,055)

Total Liabilities	$—	$(3,578,055)	$—	$(3,578,055)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of March 31, 2010 are as follows:

		Contract
Counterparty/Contract		Amount		Expiration		Unrealized	Unrealized
Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Brown Brothers Harriman:
Japanese Yen (JPY)	Sell	1,073,975	JPY	4/2/10	$11,487,595	$80,614	$—
Thailand Baht (THB)	Sell	170,187	THB	4/2/10	5,263,230	—	8,937

						80,614	8,937
Deutsche Bank:
British Pound Sterling (GBP)	Sell	133,550	GBP	9/7/10	202,472,227	—	3,558,182
Euro (EUR)	Sell	150,000	EUR	8/25/10	202,591,278	556,722	—
Japanese Yen (JPY)	Sell	17,830,000	JPY	9/7/10	190,940,614	9,486,544	—

						10,043,266	3,558,182
JP Morgan Chase
British Pound Sterling (GBP)	Sell	163	GBP	4/6/10	247,060	—	1,773
RBS Greenwich Capital:
British Pound Sterling (GBP)	Buy	1,287	GBP	4/1/10	1,953,250	25,491	—
British Pound Sterling (GBP)	Sell	321	GBP	4/1/10	486,403	—	6,348
Euro (EUR)	Sell	304	EUR	4/1/10	410,726	—	2,815

						25,491	9,163

Total unrealized appreciation and depreciation						$10,149,371	$3,578,055

F5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$1,892,415,499	64.6%
United Kingdom	364,327,427	12.5
Japan	263,135,815	9.0
Germany	137,989,845	4.7
France	123,965,069	4.2
Switzerland	67,934,370	2.3
Denmark	33,201,495	1.1
Canada	18,781,076	0.7
Finland	16,261,920	0.6
Sweden	6,469,553	0.2
Thailand	3,467,605	0.1

Total	$2,927,949,674	100.0%

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,482,541,517)	$2,031,999,448
Affiliated companies (cost $1,080,324,843)	895,950,226

2,927,949,674
Cash	1,669,107
Cash—foreign currencies (cost $203,432)	203,432
Unrealized appreciation on foreign currency exchange contracts	10,149,371
Receivables and other assets:
Investments sold	70,534,465
Interest and dividends	5,403,470
Shares of beneficial interest sold	3,064,002
Other	276,924

Total assets	3,019,250,445

Liabilities
Unrealized depreciation on foreign currency exchange contracts	3,578,055
Payables and other liabilities:
Investments purchased	4,467,143
Shares of beneficial interest redeemed	3,935,540
Distribution and service plan fees	1,660,702
Trustees’ compensation	692,668
Transfer and shareholder servicing agent fees	506,109
Shareholder communications	205,483
Foreign capital gains tax	89,182
Other	113,616

Total liabilities	15,248,498

Net Assets	$3,004,001,947

Composition of Net Assets
Par value of shares of beneficial interest	$108,724
Additional paid-in capital	3,437,909,386
Accumulated net investment loss	(5,478,819)
Accumulated net realized loss on investments and foreign currency transactions	(800,071,136)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	371,533,792

Net Assets	$3,004,001,947

F7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,125,916,470 and 75,710,737 shares of beneficial interest outstanding)	$28.08
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$29.79

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $182,299,324 and 7,023,353 shares of beneficial interest outstanding)	$25.96

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $407,126,695 and 15,665,870 shares of beneficial interest outstanding)	$25.99

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $97,235,235 and 3,554,473 shares of beneficial interest outstanding)	$27.36

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $191,424,223 and 6,769,904 shares of beneficial interest outstanding)	$28.28
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $981,608)	$13,614,225
Affiliated companies (net of foreign withholding taxes of $83,158)	961,082
Interest	316,626

Total investment income	14,891,933

Expenses
Management fees	9,911,230
Distribution and service plan fees:
Class A	2,446,262
Class B	889,105
Class C	1,904,457
Class N	220,988
Transfer and shareholder servicing agent fees:
Class A	2,320,226
Class B	397,707
Class C	458,945
Class N	152,568
Class Y	109,125
Shareholder communications:
Class A	163,763
Class B	40,657
Class C	33,827
Class N	4,080
Class Y	905
Custodian fees and expenses	58,691
Trustees’ compensation	32,065
Other	67,428

Total expenses	19,212,029
Less waivers and reimbursements of expenses	(183,802)

Net expenses	19,028,227

Net Investment Loss	(4,136,294)
F9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments:
Unaffiliated companies	190,968,186
Affiliated companies	37,792,071
Foreign currency transactions	3,066,966

Net realized gain	231,827,223
Net change in unrealized appreciation/depreciation on:
Investments	210,659,941
Translation of assets and liabilities denominated in foreign currencies	(47,937,962)

Net change in unrealized appreciation/depreciation	162,721,979

Net Increase in Net Assets Resulting from Operations	$390,412,908

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment loss	$(4,136,294)	$(6,317,990)
Net realized gain (loss)	231,827,223	(960,925,900)
Net change in unrealized appreciation/depreciation	162,721,979	1,342,268,411

Net increase in net assets resulting from operations	390,412,908	375,024,521

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(48,499,100)	(10,320,389)
Class B	(3,485,305)	—
Class C	(7,874,112)	—
Class N	(1,967,912)	(187,654)
Class Y	(3,801,543)	(763,822)

	(65,627,972)	(11,271,865)

Distributions from net realized gain:
Class A	—	(220,141,017)
Class B	—	(25,819,224)
Class C	—	(47,989,722)
Class N	—	(10,431,865)
Class Y	—	(10,086,592)

	—	(314,468,420)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(4,310,195)	3,101,719
Class B	(20,092,659)	(22,394,740)
Class C	(4,189,101)	(9,955,192)
Class N	3,216,412	(5,083,052)
Class Y	50,801,619	(21,970,458)

	25,426,076	(56,301,723)

Net Assets
Total increase (decrease)	350,211,012	(7,017,487)
Beginning of period	2,653,790,935	2,660,808,422

End of period (including accumulated net investment income (loss) of $(5,478,819) and $64,285,447, respectively)	$3,004,001,947	$2,653,790,935

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.01	$24.94	$40.97	$39.84	$34.99	$26.13

Income (loss) from investment operations:
Net investment income (loss)[1]	(.02)	(.03)	(.06)	.19	.24 [2]	.10
Net realized and unrealized gain (loss)	3.73	3.47	(11.68)	6.16	6.62	8.76

Total from investment operations	3.71	3.44	(11.74)	6.35	6.86	8.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.64)	(.15)	(.14)	(.12)	(.70)	—
Distributions from net realized gain	—	(3.22)	(4.15)	(5.10)	(1.31)	—

Total dividends and/or distributions to shareholders	(.64)	(3.37)	(4.29)	(5.22)	(2.01)	—

Net asset value, end of period	$28.08	$25.01	$24.94	$40.97	$39.84	$34.99

Total Return, at Net Asset Value[3]	15.09%	23.39%	(31.18)%	17.35%	20.36%	33.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,125,917	$1,898,289	$1,841,612	$3,223,161	$2,975,115	$2,062,174

Average net assets (in thousands)	$1,990,721	$1,416,123	$2,528,206	$3,149,584	$2,634,453	$1,895,296

Ratios to average net assets:[4]
Net investment income (loss)	(0.14)%	(0.16)%	(0.20)%	0.48%	0.62%[2]	0.32%
Total expenses	1.22%[5]	1.35%[5]	1.18%[5]	1.13%[5]	1.13%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.21%	1.33%	1.18%	1.13%	1.13%	1.16%

Portfolio turnover rate	36%	99%	41%	39%	96%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.23%
Year Ended September 30, 2009	1.35%
Year Ended September 30, 2008	1.18%
Year Ended September 30, 2007	1.13%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.11	$23.34	$38.77	$38.12	$33.53	$25.25

Income (loss) from investment operations:
Net investment loss[1]	(.13)	(.17)	(.31)	(.09)	(.11)[2]	(.15)
Net realized and unrealized gain (loss)	3.45	3.16	(10.97)	5.84	6.41	8.43

Total from investment operations	3.32	2.99	(11.28)	5.75	6.30	8.28

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.47)	—	—	—	(.40)	—
Distributions from net realized gain	—	(3.22)	(4.15)	(5.10)	(1.31)	—

Total dividends and/or distributions to shareholders	(.47)	(3.22)	(4.15)	(5.10)	(1.71)	—

Net asset value, end of period	$25.96	$23.11	$23.34	$38.77	$38.12	$33.53

Total Return, at Net Asset Value[3]	14.56%	22.46%	(31.74)%	16.45%	19.40%	32.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$182,299	$182,023	$207,785	$484,496	$643,743	$771,194

Average net assets (in thousands)	$178,700	$146,578	$327,166	$551,877	$742,195	$777,123

Ratios to average net assets:[4]
Net investment loss	(1.05)%	(0.97)%	(1.03)%	(0.24)%	(0.30)%[2]	(0.51)%
Total expenses	2.21%[5]	2.36%[5]	1.98%[5]	1.92%[5]	1.94%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.10%	2.13%	1.98%	1.92%	1.94%	1.99%

Portfolio turnover rate	36%	99%	41%	39%	96%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	2.22%
Year Ended September 30, 2009	2.36%
Year Ended September 30, 2008	1.98%
Year Ended September 30, 2007	1.92%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.15	$23.37	$38.79	$38.13	$33.58	$25.28

Income (loss) from investment operations:
Net investment loss[1]	(.11)	(.16)	(.28)	(.10)	(.06)[2]	(.14)
Net realized and unrealized gain (loss)	3.45	3.16	(10.99)	5.86	6.38	8.44

Total from investment operations	3.34	3.00	(11.27)	5.76	6.32	8.30

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.50)	—	—	—	(.46)	—
Distributions from net realized gain	—	(3.22)	(4.15)	(5.10)	(1.31)	—

Total dividends and/or distributions to shareholders	(.50)	(3.22)	(4.15)	(5.10)	(1.77)	—

Net asset value, end of period	$25.99	$23.15	$23.37	$38.79	$38.13	$33.58

Total Return, at Net Asset Value[3]	14.64%	22.48%	(31.69)%	16.48%	19.45%	32.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$407,127	$366,716	$373,401	$672,410	$645,096	$482,907

Average net assets (in thousands)	$382,437	$281,756	$523,626	$664,952	$585,044	$451,817

Ratios to average net assets:[4]
Net investment loss	(0.91)%	(0.92)%	(0.96)%	(0.26)%	(0.16)%[2]	(0.45)%
Total expenses	1.98%[5]	2.11%[5]	1.93%[5]	1.89%[5]	1.89%	1.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.97%	2.09%	1.93%	1.89%	1.89%	1.93%

Portfolio turnover rate	36%	99%	41%	39%	96%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.99%
Year Ended September 30, 2009	2.11%
Year Ended September 30, 2008	1.93%
Year Ended September 30, 2007	1.89%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$24.37	$24.34	$40.08	$39.10	$34.40	$25.78

Income (loss) from investment operations:
Net investment income (loss)[1]	(.06)	(.07)	(.18)	.03	.10 [2]	.01
Net realized and unrealized gain (loss)	3.63	3.38	(11.41)	6.05	6.52	8.61

Total from investment operations	3.57	3.31	(11.59)	6.08	6.62	8.62

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.58)	(.06)	—	— [3]	(.61)	—
Distributions from net realized gain	—	(3.22)	(4.15)	(5.10)	(1.31)	—

Total dividends and/or distributions to shareholders	(.58)	(3.28)	(4.15)	(5.10)	(1.92)	—

Net asset value, end of period	$27.36	$24.37	$24.34	$40.08	$39.10	$34.40

Total Return, at Net Asset Value[4]	14.87%	23.11%	(31.45)%	16.93%	19.94%	33.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,235	$83,684	$86,144	$137,761	$107,367	$73,690

Average net assets (in thousands)	$88,708	$65,521	$112,218	$127,541	$95,756	$59,502

Ratios to average net assets:[5]
Net investment income (loss)	(0.49)%	(0.41)%	(0.58)%	0.09%	0.27%[2]	0.02%
Total expenses	1.58%[6]	1.81%[6]	1.61%[6]	1.50%[6]	1.48%	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.56%	1.59%	1.57%	1.50%	1.48%	1.51%

Portfolio turnover rate	36%	99%	41%	39%	96%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.59%
Year Ended September 30, 2009	1.81%
Year Ended September 30, 2008	1.61%
Year Ended September 30, 2007	1.50%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.21	$25.17	$41.32	$40.14	$35.24	$26.23

Income (loss) from investment operations:
Net investment income[1]	.03	.04	.07	.29	.42 [2]	.21
Net realized and unrealized gain (loss)	3.76	3.46	(11.78)	6.25	6.62	8.80

Total from investment operations	3.79	3.50	(11.71)	6.54	7.04	9.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.72)	(.24)	(.29)	(.26)	(.83)	—
Distributions from net realized gain	—	(3.22)	(4.15)	(5.10)	(1.31)	—

Total dividends and/or distributions to shareholders	(.72)	(3.46)	(4.44)	(5.36)	(2.14)	—

Net asset value, end of period	$28.28	$25.21	$25.17	$41.32	$40.14	$35.24

Total Return, at Net Asset Value[3]	15.31%	23.75%	(30.91)%	17.79%	20.77%	34.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$191,424	$123,079	$151,866	$256,432	$134,669	$41,690

Average net assets (in thousands)	$152,674	$82,817	$231,276	$194,199	$88,988	$26,698

Ratios to average net assets:[4]
Net investment income	0.24%	0.19%	0.22%	0.76%	1.09%[2]	0.66%
Total expenses	0.87%[5]	0.99%[5]	0.80%[5]	0.77%[5]	0.78%	0.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.86%	0.98%	0.80%	0.77%	0.78%	0.82%

Portfolio turnover rate	36%	99%	41%	39%	96%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	0.88%
Year Ended September 30, 2009	0.99%
Year Ended September 30, 2008	0.80%
Year Ended September 30, 2007	0.77%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income
F19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $551,629,472 and unused capital loss carryforward as follows:

Expiring

2017	$478,586,414
     As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $798,388,663 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund will utilize $231,827,223 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,564,500,835

Gross unrealized appreciation	$654,383,811
Gross unrealized depreciation	(291,024,154)

Net unrealized appreciation	$363,359,657

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”)
F20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$7,133
Payments Made to Retired Trustees	52,495
Accumulated Liability as of March 31, 2010	425,422
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash
F21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	7,402,489	$194,332,036	13,352,331	$248,072,041
Dividends and/or distributions reinvested	1,730,519	44,578,226	14,444,145	211,173,661
Redeemed	(9,315,832)	(243,220,457)	(25,747,050)	(456,143,983)[1]

Net increase (decrease)	(182,824)	$(4,310,195)	2,049,426	$3,101,719

Class B
Sold	542,867	$13,215,724	1,235,287	$21,161,838
Dividends and/or distributions reinvested	136,952	3,270,419	1,773,436	24,100,935
Redeemed	(1,534,268)	(36,578,802)	(4,032,540)	(67,657,513)[1]

Net decrease	(854,449)	$(20,092,659)	(1,023,817)	$(22,394,740)

F22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	1,245,309	$30,351,161	2,552,321	$42,820,272
Dividends and/or distributions reinvested	288,129	6,886,273	3,056,182	41,594,639
Redeemed	(1,709,777)	(41,426,535)	(5,744,769)	(94,370,103)[1]

Net decrease	(176,339)	$(4,189,101)	(136,266)	$(9,955,192)

Class N
Sold	743,987	$19,071,071	1,347,764	$23,832,581
Dividends and/or distributions reinvested	71,209	1,788,837	679,235	9,692,690
Redeemed	(695,116)	(17,643,496)	(2,131,770)	(38,608,323)[1]

Net increase (decrease)	120,080	$3,216,412	(104,771)	$(5,083,052)

Class Y
Sold	2,452,899	$65,811,652	2,029,417	$40,500,558
Dividends and/or distributions reinvested	141,978	3,678,656	735,793	10,816,158
Redeemed	(706,348)	(18,688,689)	(3,918,233)	(73,287,174)[1]

Net increase (decrease)	1,888,529	$50,801,619	(1,153,023)	$(21,970,458)

1.	Net of redemption fees of $12,027, $1,312, $2,432, $566 and $692 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$900,024,842	$1,211,484,259
U.S. government and government agency obligations	—	64,484,375
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $1.5 billion	0.67
Next $2.5 billion	0.65
Over $6 billion	0.63
F23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $3,447,646 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$7,521,369
Class C	11,399,999
Class N	1,261,583
F24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$282,252	$2,057	$149,444	$9,501	$225
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$89,392
Class N	2,491
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2010, the Manager waived fees and/or reimbursed the Fund $91,919 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
F25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
F26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of March 31, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $10,043,266, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $6,485,084 as of March 31, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
          As of March 31, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
F27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of March 31, 2010 are as follows:

Asset Derivatives			Liability Derivatives
Derivatives not	Statement of		Statement of
Accounted for as	Assets and		Assets and
Hedging Instruments	Liabilities Location	Value	Liabilities Location	Value

Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$10,043,266	Unrealized depreciation on foreign currency exchange contracts	$3,558,182
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Translation of assets and
Derivatives not Accounted for as	liabilities denominated in
Hedging Instruments	foreign currencies

Foreign exchange contracts	$6,485,084
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Global Opportunities Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	05/11/2010